COMMON STOCK TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
COMMON STOCK TRANSACTIONS

NOTE 10. COMMON STOCK TRANSACTIONS

During the nine month period ended September 30, 2011, the Company issued the following shares of Common Stock:

SHARES	CONSIDERATION	VALUATION
25,888,332	Stock for Cash	$1,941,625
17,562,200	Settlement of Debts	352,911
30,000,000	Acquisition	2,250,000
2,448,331	Stock issued for services	182,266
900,000	Stock for Directors Fees	68,000
1,800,000	Stock issued for bonuses	126,000
1,763,405	Cashless warrant and option exercises	—

The valuation amounts of the above common stock transactions are based on the amounts that common stock and related additional paid-in capital were increased (decreased) upon recording of each transaction. For exercises of stock options, no values are indicated, whereas the options were valued and the additional paid-in capital account was increased upon the original issuance (grant) of the options and no additional charges were recorded upon exercise of the options.  The valuation amounts related to the vested shares and the options reflect the vesting related to previously issued shares or options.

FOOTNOTE 11

COMMON STOCK TRANSACTIONS

During the year ended December 31, 2010, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
14,354,809	Settlement of Debts	$952,478
11,032,005	Consulting Services	810,886
5,000,000	Services - Performance Bonus	209,283
23,111,159	Stock for Cash (Net of offering costs)	1,703,129
6,000,000	Stock for Directors Fees	551,750
59,497,973

During the year ended December 31, 2009, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
2,970,346	Settlement of Debts	$141,281
17,934,999	Consulting Services	1,421,250
75,000	Exercised Options	—
35,387,971	Converted Notes Payable and Accrued Interest	3,722,198
12,500,000	Services - Performance Bonus	1,405,000
8,418,255	Stock for Cash (Net of offering costs)	863,355
1,050,000	Stock for Directors Fees	107,750
78,336,571

The valuation amounts of the above common stock transactions are based on the amounts that common stock and related additional paid-in capital were increased (decreased) upon recording of each transaction. For exercises of stock options, no values are indicated, whereas the options were valued and the additional paid-in capital account was increased upon the original issuance (grant) of the options and no additional charges were recorded upon exercise of the options.

The following table summarizes the changes in the number of shares of common stock for the following periods:

	Shares	Weighted average grant date fair value
Outstanding at December 31, 2008	184,704,015	$0.559
Granted	78,336,571	0.131
Outstanding at December 31, 2009	263,040,586	0.431
Granted	64,497,973	0.086
Cancelled	(5,000,000)	0.095
Outstanding at December 31, 2010	322,538,559	$0.367